Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets
Accruals	$ 376	$ 274
Operating loss carryforwards	10,809	7,711
Inventories	1,761	0
Investments	3,464	5,055
Interest	0	317
Research and development tax credit carryforwards	4,104	3,520
Other	619	970
Deferred tax assets	21,133	17,847
Deferred tax liabilities
Property, plant, and equipment	(26,501)	(16,468)
Prepaid expenses	(1,266)	(244)
Intangible assets	(9,173)	(5,237)
Inventories	0	(1,585)
Change in accounting method	(945)	0
Deferred tax liabilities	(37,885)	(23,534)
Valuation allowance	0	0
Deferred tax liability, net	$ (16,752)	$ (5,687)